Variable Interest Entities - Summary of VIE assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022		Dec. 31, 2021		Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash and cash equivalents	$ 1,377,152		$ 1,550,004		$ 235,893	$ 380,801		$ 495,287
Prepaid expenses and other current assets	38,717		33,537			21,099
Equity Method Investments	6,914	[1]	13,194	[1],[2]		28,924	[2]
Property and equipment, net	176,221		145,770			121,435
Other non-current assets	53,015		43,990			5,603
Total assets	1,994,219		2,070,990			675,153
Accounts payable	19,459		8,189			13,893
Accrued expenses and other current liabilities	70,059		93,332			30,505
Total liabilities	427,163		503,611			205,101
Variable Interest Entity, Primary Beneficiary [Member]
Cash and cash equivalents	26,950		58,025
Prepaid expenses and other current assets	6,642		737
Equity Method Investments	1,283		11,694			28,924
Property and equipment, net	130
Other non-current assets	3
Total assets	35,008		70,456			$ 28,924
Accounts payable	62		188
Accrued expenses and other current liabilities	85		440
Total liabilities	$ 147		$ 628

[1]	Equity method investments in Platform Ventures with a carrying value of zero as of June 30, 2022 and December 31, 2021 were excluded from the table.
[2]	Equity method investments in Platform Ventures with a carrying value of zero as of December 31, 2021 and 2020 were excluded from the table above.